UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BAM Capital, LLC
Address:    44 Wall Street, Suite 1603
            New York, NY  10005

Form 13F File Number:    28-11852
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Mintz
Title:    Managing Member
Phone:    (646) 307-4503

Signature, Place, and Date of Signing:

    /s/ Hal Mintz                    New York, NY         August 14, 2009
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          [Signature]               [City, State]              [Date]


Report Type (Check only one):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


List of Other Managers reporting for this Manager:

No.     Name                               Form 13F File Number
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1.      BAM Management, LLC                028-13504